Investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 24, 2020
Related Party Transaction [Line Items]
Available for sale investments	$ 1,713	$ 1,712
Short term investments average maturity period	2 years 9 months 18 days	2 years 8 months 12 days
Debt securities, available for sale, cumulative amount advanced under subscription agreements	$ 20,600	$ 16,900
Increase (decrease) in equity securities, FV-NI	6,300	3,200
Carrying value of long-term investments in equity	32,600	22,600
Commitment to acquire future long-term investments	23,300
Equity method investments	$ 0	2,373		$ 4,900
Majority investor, ownership percentage	51.00%
Period majority voting share capital can be sold to the company	18 months
Loss on equity method investments	$ 3,136	2,161	$ 366
Oncacare
Related Party Transaction [Line Items]
Ownership Percentage	49.00%
Loss on equity method investments	$ 3,100	2,200
Increase (decrease) in equity method investments	(2,300)
Oncacare
Related Party Transaction [Line Items]
Loan granted tp related party		$ 10,000
Related party, loan interest rate		1.60%
Equity method investment, decrease in loan receivable	800
Loans and Leases Receivable, Related Parties	$ 9,200